Eaton Vance

Senior Income Trust

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 140.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.2%
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)		131	$131,318
Term Loan, Maturing April 6, 2026(2)		244	244,251
IAP Worldwide Services, Inc.
Revolving Loan, 1.49%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(3)		161	160,453
Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(4)		212	169,681
TransDigm, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		2,911	2,846,881
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		1,213	1,184,066
Wesco Aircraft Hardware Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		416	409,391
WP CPP Holdings, LLC
Term Loan, 6.51%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		746	741,819

			$5,887,860

Automotive — 3.2%
American Axle and Manufacturing, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		1,434	$1,404,254
Apro, LLC
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		121	120,229
Belron Finance US, LLC
Term Loan, 4.99%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		247	244,092
Chassix, Inc.
Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(5)		642	640,270
Dayco Products, LLC
Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		490	479,942
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	225	250,738
Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		124	122,354
L&W, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		372	367,535
Panther BF Aggregator 2 L.P.
Term Loan, Maturing March 18, 2026(2)		1,675	1,658,208
Tenneco, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		1,696	1,624,740
Thor Industries, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		709	679,524
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	362	403,566
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		430	424,092

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tower Automotive Holdings USA, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	224	$219,278

		$8,638,822

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,200	$1,184,608
Flavors Holdings, Inc.
Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	291	271,734
Term Loan - Second Lien, 12.60%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	500	402,500

		$1,858,842

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	274	$274,480
Aretec Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	998	986,278
OZ Management L.P.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	104	104,000
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.24%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	250	250,625

		$1,615,383

Building and Development — 3.8%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	1,372	$1,337,578
Beacon Roofing Supply, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	272	265,472
Brookfield Property REIT, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	448	432,452
Core & Main L.P.
Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	370	367,989
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	918	910,642
DTZ U.S. Borrower, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,612	2,595,958
Henry Company, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	196	195,626
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	348	332,575
Quikrete Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,202	1,171,875
RE/MAX International, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	898	897,160
Summit Materials Companies I, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	296	290,880
Werner FinCo L.P.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	542	523,146

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		268	$268,293
Term Loan - Second Lien, 11.50%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		650	649,187

			$10,238,833

Business Equipment and Services — 12.5%
Acosta Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		1,035	$475,127
Adtalem Global Education, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		174	172,928
AlixPartners, LLP
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		1,055	1,050,369
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	679	760,086
AppLovin Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		1,322	1,323,340
ASGN Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		215	214,522
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	725	816,616
Bracket Intermediate Holding Corp.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		423	421,289
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.96%, (USD LIBOR + 4.25%), Maturing June 21, 2024(5)		246	236,414
Camelot UK Holdco Limited
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		912	907,448
Carbonite, Inc.
Term Loan, Maturing March 26, 2026(2)		225	223,664
Ceridian HCM Holding, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		697	695,049
Change Healthcare Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		3,024	2,986,200
Crossmark Holdings, Inc.
DIP Loan, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing April 15, 2019		59	59,078
Term Loan, 0.00%, Maturing December 20, 2019(6)		694	194,897
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		1,211	1,192,670
Datto, Inc.
Term Loan, Maturing March 28, 2026(2)		175	175,437
EAB Global, Inc.
Term Loan, 6.41%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		619	604,828
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		164	0
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		205	38,729
EIG Investors Corp.
Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		1,482	1,478,076
Element Materials Technology Group US Holdings, Inc.
Term Loan, 6.15%, (6 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		173	172,056
Garda World Security Corporation
Term Loan, 6.12%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		926	919,452
Term Loan, 6.36%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	418	309,340

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Global Payments, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		164	$163,148
IG Investment Holdings, LLC
Term Loan, 6.04%, (USD LIBOR + 3.50%), Maturing May 23, 2025(5)		1,122	1,117,536
IRI Holdings, Inc.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		973	955,543
Iron Mountain, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		421	409,442
J.D. Power and Associates
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		1,074	1,057,507
KAR Auction Services, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		872	870,493
Kronos Incorporated
Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		2,773	2,746,410
Monitronics International, Inc.
Term Loan, 8.10%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		883	744,841
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		578	563,169
Ping Identity Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		174	173,688
Pre-Paid Legal Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025		206	203,986
Prime Security Services Borrower, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		1,296	1,284,877
Red Ventures, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		468	464,984
SMG Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		124	122,564
Solera, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,114	1,107,788
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		1,700	1,656,642
Tempo Acquisition, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		911	903,877
Trans Union, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		199	196,174
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.18%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		936	935,721
Vestcom Parent Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		244	234,627
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		123	119,173
West Corporation
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		149	138,500
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		518	487,331
Worldpay, LLC
Term Loan, 4.21%, (USD LIBOR + 1.75%), Maturing August 9, 2024(5)		842	840,711
ZPG PLC
Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	350	451,706

			$33,378,053

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 6.2%
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		1,679	$1,669,607
CSC Holdings, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		1,715	1,670,485
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		475	461,641
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		596	583,497
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	221	238,213
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		884	826,498
Term Loan, 6.17%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		348	329,432
Radiate Holdco, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		911	891,310
Telenet Financing USD, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		1,225	1,202,031
Unitymedia Finance, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		450	446,156
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	500	560,953
UPC Financing Partnership
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		1,488	1,484,677
Virgin Media Bristol, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		3,250	3,217,789
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	1,075	1,187,877
Ziggo Secured Finance Partnership
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		1,700	1,658,562

			$16,428,728

Chemicals and Plastics — 6.6%
Alpha 3 B.V.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		648	$635,740
Aruba Investments, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		437	433,123
Ashland, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		270	269,596
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		1,258	1,232,960
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	287	322,983
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		154	152,628
Emerald Performance Materials, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		237	234,963
Term Loan - Second Lien, 10.25%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		275	269,500
Ferro Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		159	157,380
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		163	160,801
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		196	193,845
Flint Group GmbH
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		71	65,435

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group US, LLC
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		430	$395,830
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		765	758,553
H.B. Fuller Company
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		882	865,408
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	1,432	1,580,708
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		494	485,302
Invictus U.S., LLC
Term Loan, 5.58%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		223	221,358
Kraton Polymers, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		452	449,722
Messer Industries GmbH
Term Loan, Maturing March 1, 2026(2)		700	687,750
Minerals Technologies, Inc.
Term Loan, 4.86%, (USD LIBOR + 2.25%), Maturing February 14, 2024(5)		411	411,250
Orion Engineered Carbons GmbH
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		480	472,436
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	364	409,238
Platform Specialty Products Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		299	297,255
PMHC II, Inc.
Term Loan, 6.17%, (USD LIBOR + 3.50%), Maturing March 31, 2025(5)		173	169,135
Polar US Borrower, LLC
Term Loan, 9.20%, (3 mo. USD Prime + 3.75%), Maturing October 15, 2025		449	447,192
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		1,333	1,319,492
Spectrum Holdings III Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		158	149,775
Starfruit Finco B.V.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	200	224,210
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		1,350	1,332,694
Tronox Blocked Borrower, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		485	483,882
Tronox Finance, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		1,048	1,045,034
Univar, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		1,200	1,188,823
Venator Materials Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		172	170,005

			$17,694,006

Conglomerates — 0.3%
Kronos Acquisition Holdings, Inc.
Term Loan, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		750	$746,250
Penn Engineering & Manufacturing Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		123	122,352

			$868,602

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 3.6%
Berlin Packaging, LLC
Term Loan, 5.50%, (USD LIBOR + 3.00%), Maturing November 7, 2025(5)		124	$120,496
Berry Global, Inc.
Term Loan, 4.61%, (2 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		384	382,542
BWAY Holding Company
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		1,209	1,182,530
Consolidated Container Company, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		172	170,118
Flex Acquisition Company, Inc.
Term Loan, 5.63%, (USD LIBOR + 3.00%), Maturing December 29, 2023(5)		1,597	1,551,159
Term Loan, 5.88%, (USD LIBOR + 3.25%), Maturing June 29, 2025(5)		697	677,097
Libbey Glass, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		459	433,695
Pelican Products, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		298	293,284
Reynolds Group Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		2,484	2,458,283
Ring Container Technologies Group, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		395	388,619
Trident TPI Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		371	358,816
Verallia Packaging S.A.S.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	655	726,108
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	675	749,704

			$9,492,451

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		876	$830,603

			$830,603

Drugs — 5.4%
Albany Molecular Research, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		320	$315,057
Alkermes, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		188	186,194
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		1,662	1,659,960
Arbor Pharmaceuticals, Inc.
Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		1,048	916,808
Bausch Health Companies, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		2,819	2,801,893
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		2,882	2,839,567
Horizon Pharma, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		1,209	1,210,987
Jaguar Holding Company II
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		3,235	3,205,747
Mallinckrodt International Finance S.A.
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		1,151	1,076,225
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		270	255,550

			$14,467,988

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 1.0%
Advanced Disposal Services, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		946	$941,647
Belfor Holdings, Inc.
Term Loan, Maturing February 14, 2026(2)		225	226,688
EnergySolutions, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		571	505,058
GFL Environmental, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		1,142	1,108,867

			$2,782,260

Electronics/Electrical — 18.4%
Almonde, Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		1,691	$1,632,549
Applied Systems, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		1,357	1,342,372
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		1,000	1,012,188
Aptean, Inc.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		810	810,997
Avast Software B.V.
Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		346	346,317
Barracuda Networks, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		869	864,114
Blackhawk Network Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		372	366,233
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	125	140,568
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		1,521	1,492,855
Campaign Monitor Finance Pty. Limited
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		325	316,883
Celestica, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		150	147,661
Cohu, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		348	337,803
CommScope, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		94	94,050
Term Loan, Maturing February 6, 2026(2)		825	826,749
CPI International, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		320	319,125
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		455	451,363
DigiCert, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		2,037	2,007,676
Electro Rent Corporation
Term Loan, 7.78%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		587	588,699
Energizer Holdings, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		250	247,969
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		2,133	2,111,521
Exact Merger Sub, LLC
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		296	294,146

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EXC Holdings III Corp.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		222	$221,354
Financial & Risk US Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		574	557,371
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		149	148,129
GlobalLogic Holdings, Inc.
Term Loan, 3.25%, Maturing August 1, 2025(3)		28	28,019
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		196	195,151
Go Daddy Operating Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		2,527	2,514,537
Hyland Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		1,538	1,538,481
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		1,456	1,459,057
Infoblox, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		889	890,015
Infor (US), Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		3,292	3,280,985
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	148	166,720
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		1,789	1,786,774
Lattice Semiconductor Corporation
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		186	186,596
MA FinanceCo., LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		1,405	1,380,715
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		230	223,710
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		582	552,537
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		781	773,124
MKS Instruments, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026		175	175,036
MTS Systems Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		530	527,601
Prometric Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		149	146,829
Renaissance Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		571	548,573
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		75	69,250
Seattle Spinco, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		1,552	1,510,769
SGS Cayman L.P.
Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		188	183,990
SkillSoft Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		2,240	1,887,618
SolarWinds Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		913	905,281
Southwire Company
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025		273	269,526

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		600	$595,671
SS&C Technologies, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		834	828,474
SurveyMonkey, Inc.
Term Loan, 6.16%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		474	465,983
Sutherland Global Services, Inc.
Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		808	790,412
Switch, Ltd.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		123	121,700
Tibco Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		246	244,758
TriTech Software Systems
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		399	393,763
TTM Technologies, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		127	126,045
Uber Technologies
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		2,025	2,016,520
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		1,217	1,221,164
Ultra Clean Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		420	404,998
VeriFone Systems, Inc.
Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		449	442,479
Veritas Bermuda, Ltd.
Term Loan, 7.02%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)		1,039	964,673
Vero Parent, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		1,207	1,202,161
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (6 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	271	301,491
Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		318	306,874
Western Digital Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		794	774,159

			$49,080,911

Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		1,414	$1,404,553
IBC Capital Limited
Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		272	264,763

			$1,669,316

Financial Intermediaries — 4.3%
Citco Funding, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,905	$1,894,523
Clipper Acquisitions Corp.
Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		568	560,715
Ditech Holding Corporation
Term Loan, 12.50%, (3 mo. USD Prime + 7.00%), Maturing June 30, 2022		1,397	965,806
Donnelley Financial Solutions, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		57	56,537
EIG Management Company, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		124	124,373

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	325	$365,458
Focus Financial Partners, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		868	865,904
Fortress Investment Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		487	483,854
Franklin Square Holdings L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		249	248,128
Freedom Mortgage Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		904	906,553
Greenhill & Co., Inc.
Term Loan, 6.28%, (USD LIBOR + 3.75%), Maturing October 12, 2022(5)		456	460,242
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		644	641,087
Guggenheim Partners, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		507	507,975
Harbourvest Partners, LLC
Term Loan, 4.85%, (2 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		515	510,036
LPL Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		639	634,642
Ocwen Loan Servicing, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		136	135,539
Sesac Holdco II, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		270	263,773
StepStone Group L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		297	297,371
Victory Capital Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		136	135,856
Virtus Investment Partners, Inc.
Term Loan, 4.87%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		292	290,662
Walker & Dunlop, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		1,122	1,116,576

			$11,465,610

Food Products — 4.8%
Alphabet Holding Company, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,133	$1,052,750
Badger Buyer Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		172	167,850
CHG PPC Parent, LLC
Term Loan, Maturing March 30, 2025(2)	EUR	1,375	1,555,903
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		223	219,963
Del Monte Foods, Inc.
Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		825	653,811
Dole Food Company, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		789	760,308
Froneri International PLC
Term Loan, 2.13%, (6 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	1,200	1,338,843
Hearthside Food Solutions, LLC
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		846	824,966
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		200	196,840

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
High Liner Foods Incorporated
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		364	$302,269
HLF Financing S.a.r.l.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		498	497,811
Jacobs Douwe Egberts International B.V.
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	117	132,119
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		783	778,245
JBS USA Lux S.A.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		3,286	3,266,254
Nomad Foods Europe Midco Limited
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		572	563,309
Post Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		476	473,206
Restaurant Technologies, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		100	99,376

			$12,883,823

Food Service — 2.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		2,532	$2,492,166
Aramark Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		396	393,902
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		273	264,749
Dhanani Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		572	560,740
IRB Holding Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		893	873,105
KFC Holding Co.
Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		463	460,612
NPC International, Inc.
Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing April 19, 2024(5)		419	379,554
US Foods, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		396	391,277
Welbilt, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		639	626,224

			$6,442,329

Food/Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		782	$776,768
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		1,718	1,705,072
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		485	479,551
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		221	210,757
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	192,006
Term Loan, 6.09%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	200	220,602

			$3,584,756

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Health Care — 13.8%
Acadia Healthcare Company, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		117	$116,126
ADMI Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		819	807,042
Agiliti Health, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 4, 2026		200	199,745
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		938	769,047
Alliance Healthcare Services, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		388	384,594
Term Loan - Second Lien, 12.50%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		225	223,313
Argon Medical Devices, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		421	419,348
Athletico Management, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		249	249,375
Avantor, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		563	565,408
BioClinica, Inc.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		710	642,249
BW NHHC Holdco, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		471	459,652
Carestream Dental Equipment, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		665	638,280
Certara L.P.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		493	488,806
CHG Healthcare Services, Inc.
Term Loan, 5.66%, (USD LIBOR + 3.00%), Maturing June 7, 2023(5)		1,529	1,520,398
Civitas Solutions, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		13	13,156
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		212	211,809
Concentra, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		377	375,598
Convatec, Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		270	268,489
CPI Holdco, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		368	364,440
CryoLife, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		222	222,465
CTC AcquiCo GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	390	429,963
DaVita, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		760	760,729
Envision Healthcare Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		2,170	2,033,514
Equian, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		295	289,708
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		972	971,869
GHX Ultimate Parent Corporation
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		443	436,992

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Greatbatch Ltd.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	748	$748,149
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	1,617	1,608,194
Hanger, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	495	493,763
Inovalon Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	572	570,695
IQVIA, Inc.
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	313	312,705
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	468	466,647
Kinetic Concepts, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,277	1,270,331
KUEHG Corp.
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,436	1,417,455
Term Loan - Second Lien, 10.85%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	200	200,000
Medical Solutions, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	370	370,136
MPH Acquisition Holdings, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,571	1,522,169
Navicure, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	371	366,051
One Call Corporation
Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,216	1,036,953
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	2,349	2,266,199
Parexel International Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,256	1,212,233
Phoenix Guarantor, Inc.
Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing February 8, 2026	802	791,389
Term Loan, 0.50%, Maturing February 12, 2026(3)	73	71,944
Press Ganey Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	367	359,919
Prospect Medical Holdings, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	571	522,179
R1 RCM, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	273	271,573
Radiology Partners Holdings, LLC
Term Loan, 7.42%, (USD LIBOR + 4.75%), Maturing June 21, 2025(5)	224	224,717
RadNet, Inc.
Term Loan, 6.53%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	682	683,238
Select Medical Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	717	714,066
Sotera Health Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	412	404,262
Sound Inpatient Physicians
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	223	220,521
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	468	460,711
Syneos Health, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	143	142,224

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Team Health Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		1,353	$1,206,511
Tecomet, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		368	367,516
U.S. Anesthesia Partners, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		740	732,181
Verscend Holding Corp.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		721	716,407
Viant Medical Holdings, Inc.
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		224	224,365
VVC Holding Corp.
Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		900	888,000
Wink Holdco, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		222	215,383

			$36,940,901

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, 6.07%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		737	$581,658
Serta Simmons Bedding, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		2,132	1,584,414

			$2,166,072

Industrial Equipment — 6.3%
AI Alpine AT Bidco GmbH
Term Loan, 5.99%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		100	$98,250
Altra Industrial Motion Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		341	336,029
Apex Tool Group, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		1,138	1,108,401
Carlisle Foodservice Products, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		124	121,135
Clark Equipment Company
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		774	759,736
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	330	371,853
CPM Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		150	148,690
Delachaux S.A.
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		181	180,038
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	149	164,971
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	372	412,427
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		395	389,332
DXP Enterprises, Inc.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		246	245,942
Engineered Machinery Holdings, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		646	623,010
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		150	147,879
EWT Holdings III Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		933	923,335

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	173	$195,266
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		767	762,614
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	190	212,884
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		451	451,057
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	417	463,886
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		2,118	2,098,413
Hamilton Holdco, LLC
Term Loan, 4.61%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		397	392,037
Hayward Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		222	217,816
LTI Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		224	216,039
Milacron, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,209	1,181,597
Pro Mach Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		124	119,883
Quimper AB
Term Loan, Maturing February 13, 2026(2)	EUR	39	44,055
Term Loan, Maturing February 13, 2026(2)	EUR	811	909,880
Rexnord, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		846	839,556
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		470	443,211
Shape Technologies Group, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		124	122,667
Tank Holding Corp.
Term Loan, Maturing March 22, 2026(2)		225	225,675
Thermon Industries, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		145	144,731
Titan Acquisition Limited
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		1,411	1,313,761
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	450	508,574

			$16,894,630

Insurance — 5.2%
Alliant Holdings I, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		1,137	$1,096,812
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		1,349	1,333,557
Asurion, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		2,141	2,132,625
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		991	986,489
Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		1,800	1,828,406
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	250	280,204
FrontDoor, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		224	223,315

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hub International Limited
Term Loan, 5.51%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		2,332	$2,259,246
NFP Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		1,631	1,574,893
Sedgwick Claims Management Services, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		574	562,719
USI, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		1,629	1,578,084

			$13,856,350

Leisure Goods/Activities/Movies — 6.0%
AMC Entertainment Holdings, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		517	$516,275
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		245	244,579
Amer Sports Oyj
Term Loan, Maturing February 26, 2026(2)	EUR	1,600	1,779,417
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		1,389	1,382,549
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		2,083	2,042,581
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.30%, (USD LIBOR + 3.75%), Maturing July 8, 2022(5)		462	426,775
ClubCorp Holdings, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		857	813,160
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	396	439,447
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		921	901,228
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		747	719,017
Emerald Expositions Holding, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		521	510,488
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	375	421,445
Lindblad Expeditions, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		174	174,912
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		698	699,647
Live Nation Entertainment, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		1,216	1,212,170
Match Group, Inc.
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		241	240,023
Sabre GLBL, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		470	466,985
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		813	809,304
SRAM, LLC
Term Loan, 5.36%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		690	687,339
Steinway Musical Instruments, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		421	412,335
Travel Leaders Group, LLC
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		447	448,858
UFC Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		683	678,803

			$16,027,337

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Lodging and Casinos — 6.2%
Aimbridge Acquisition Co., Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		125	$124,841
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		533	523,449
Azelis Finance S.A.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	900	1,015,002
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		455	450,216
CityCenter Holdings, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		1,181	1,159,207
Eldorado Resorts, LLC
Term Loan, 4.88%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		396	391,938
ESH Hospitality, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		545	541,276
Four Seasons Hotels Limited
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		440	437,071
Golden Nugget, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		1,970	1,952,334
GVC Holdings PLC
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	600	672,553
Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	300	389,095
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		520	518,126
Hanjin International Corp.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		250	248,438
Hilton Worldwide Finance, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		1,641	1,637,853
Las Vegas Sands, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		495	486,956
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		897	885,287
Playa Resorts Holding B.V.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		1,132	1,090,607
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	450	507,627
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		1,857	1,855,990
VICI Properties 1, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		1,026	1,011,129
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		622	614,976

			$16,513,971

Nonferrous Metals/Minerals — 1.2%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(7)		73	$59,745
Dynacast International, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		582	573,633
Global Brass & Copper, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		390	387,075
Murray Energy Corporation
Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		924	770,548
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)		449	1,966

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Oxbow Carbon, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		671	$673,376
Term Loan - Second Lien, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		350	352,625
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	450	484,596

			$3,303,564

Oil and Gas — 3.0%
Ameriforge Group, Inc.
Term Loan, 9.60%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		334	$333,986
Apergy Corporation
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		145	144,072
Centurion Pipeline Company, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		125	124,532
CITGO Petroleum Corporation
Term Loan, 8.00%, (3 mo. USD Prime + 2.50%), Maturing July 29, 2021		455	454,244
Term Loan, Maturing March 22, 2024(2)		1,150	1,147,844
Delek US Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		173	171,950
Equitrans Midstream Corporation
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024		898	902,239
Fieldwood Energy, LLC
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		1,338	1,283,956
McDermott Technology Americas, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		594	570,537
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		583	581,028
Prairie ECI Acquiror L.P.
Term Loan, 7.37%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		400	401,750
PSC Industrial Holdings Corp.
Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		346	341,521
Sheridan Investment Partners II L.P.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		17	13,785
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		44	36,963
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		318	265,717
Sheridan Production Partners I, LLC
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		57	47,943
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		93	78,491
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		701	592,348
Ultra Resources, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024		700	612,500

			$8,105,406

Publishing — 1.6%
Ascend Learning, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		542	$532,269
Canyon Valor Companies, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		796	789,221
Getty Images, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		798	794,804
Harland Clarke Holdings Corp.
Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		388	350,791

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lamar Media Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	248	$247,189
LSC Communications, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	440	439,833
Multi Color Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	148	148,032
ProQuest, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	792	789,987
Tweddle Group, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	107	101,424

		$4,193,550

Radio and Television — 3.2%
ALM Media Holdings, Inc.
Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	200	$189,703
CBS Radio, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	737	718,679
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	1,457	1,435,026
Entravision Communications Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	430	410,292
Gray Television, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	116	114,716
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	324	321,250
Hubbard Radio, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	297	295,026
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(6)	182	130,219
Term Loan, 0.00%, Maturing January 30, 2020(6)	1,066	763,722
Mission Broadcasting, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	158	154,835
Nexstar Broadcasting, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	860	841,285
Sinclair Television Group, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	259	256,808
Univision Communications, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	3,098	2,926,171

		$8,557,732

Retailers (Except Food and Drug) — 4.0%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	847	$741,964
Bass Pro Group, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	616	603,309
BJ’s Wholesale Club, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	438	437,695
CDW, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	2,093	2,091,020
Coinamatic Canada, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	22	20,871
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	129	131,258
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	489	424,192

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	451	$446,372
Harbor Freight Tools USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	196	192,244
Hoya Midco, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	984	954,219
J. Crew Group, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(4)	1,399	839,616
LSF9 Atlantis Holdings, LLC
Term Loan, 8.48%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	454	421,856
Party City Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	378	375,618
PetSmart, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	1,968	1,769,954
PFS Holding Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,031	515,706
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	238	128,588
Radio Systems Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	197	194,535
Staples, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	296	294,742

		$10,583,759

Steel — 1.1%
Atkore International, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	655	$647,984
GrafTech Finance, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	1,218	1,212,172
Neenah Foundry Company
Term Loan, 9.07%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	351	347,275
Phoenix Services International, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	396	393,525
Zekelman Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	336	333,157

		$2,934,113

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	173	$171,360
Hertz Corporation (The)
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	479	470,671
Kenan Advantage Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	54	53,166
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	177	174,833
PODS, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	271	266,373
Stena International S.a.r.l.
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	713	705,375
XPO Logistics, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	275	270,467

		$2,112,245

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telecommunications — 5.9%
CenturyLink, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		2,444	$2,395,181
Colorado Buyer, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		393	381,537
Digicel International Finance Limited
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		862	768,508
eircom Finco S.a.r.l.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	1,000	1,113,493
Frontier Communications Corp.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		909	887,607
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	750	822,909
Global Eagle Entertainment, Inc.
Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		979	964,474
Intelsat Jackson Holdings S.A.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		1,150	1,130,594
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		850	852,390
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		557	453,848
Onvoy, LLC
Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		833	753,865
Plantronics, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		597	587,687
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		1,642	1,595,333
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		374	367,283
Syniverse Holdings, Inc.
Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		470	431,748
Telesat Canada
Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		2,192	2,166,574

			$15,673,031

Utilities — 3.1%
Brookfield WEC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		1,072	$1,072,447
Calpine Construction Finance Company L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		440	435,246
Calpine Corporation
Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		1,492	1,480,271
Term Loan, Maturing March 22, 2026(2)		425	421,325
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		269	268,813
Granite Acquisition, Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		54	53,736
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,178	1,177,752
Lightstone Holdco, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		38	37,004
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		675	656,082
Longview Power, LLC
Term Loan, 8.75%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		1,323	1,158,008

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Talen Energy Supply, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	540	$536,501
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	341	338,485
USIC Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	99	96,751
Vistra Operations Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	496	489,985

		$8,222,406

Total Senior Floating-Rate Loans (identified cost $388,167,999)		$375,394,243

Corporate Bonds & Notes — 5.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	5	$5,138
TransDigm, Inc.
6.50%, 7/15/24	30	30,937
6.25%, 3/15/26(8)	175	182,000
7.50%, 3/15/27(8)	30	30,787

		$248,862

Building and Development — 0.1%
Builders FirstSource, Inc.
5.625%, 9/1/24(8)	3	$2,966
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	18	16,155
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	50	51,750
Standard Industries, Inc.
6.00%, 10/15/25(8)	30	31,563
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	20	20,075

		$122,509

Business Equipment and Services — 0.5%
First Data Corp.
5.00%, 1/15/24(8)	10	$10,246
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(8)(9)	325	325,812
5.75%, 4/15/26(8)(9)	325	325,813
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	20	21,150
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(8)	10	10,889
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)	650	703,625

		$1,397,535

Security	Principal Amount* (000’s omitted)	Value
Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	5	$5,237
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	80	81,650
5.75%, 1/15/24	5	5,144
5.375%, 5/1/25(8)	40	41,400
5.75%, 2/15/26(8)	20	21,000
CSC Holdings, LLC
5.25%, 6/1/24	5	5,088
DISH DBS Corp.
6.75%, 6/1/21	5	5,167
5.875%, 7/15/22	10	9,715
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)	275	280,844

		$455,245

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20	900	$753,750
W.R. Grace & Co.
5.125%, 10/1/21(8)	15	15,565
5.625%, 10/1/24(8)	5	5,338

		$774,653

Conglomerates — 0.0%(10)
Spectrum Brands, Inc.
6.625%, 11/15/22	10	$10,255
5.75%, 7/15/25	30	30,375

		$40,630

Consumer Products — 0.0%(10)
Central Garden & Pet Co.
6.125%, 11/15/23	15	$15,731

		$15,731

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	10	$10,325
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)	15	15,767
6.375%, 8/15/25(8)	5	5,263
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	1,914	1,918,773
6.100%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(11)	450	452,812

		$2,402,940

Drugs — 0.7%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)	404	$418,645
7.00%, 3/15/24(8)	525	556,762
5.50%, 11/1/25(8)	850	871,250
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)	30	30,638

		$1,877,295

Security	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.0%(10)
Clean Harbors, Inc.
5.125%, 6/1/21		30	$30,113
Covanta Holding Corp.
5.875%, 3/1/24		10	10,275

			$40,388

Electronics/Electrical — 0.0%(10)
Infor (US), Inc.
6.50%, 5/15/22		25	$25,438

			$25,438

Financial Intermediaries — 0.0%(10)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		15	$15,425
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(12)(13)		35	38,392
Navient Corp.
5.00%, 10/26/20		10	10,163

			$63,980

Food Products — 0.1%
Iceland Bondco PLC
5.178%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(11)	GBP	105	$136,512
Post Holdings, Inc.
8.00%, 7/15/25(8)		5	5,363

			$141,875

Food Service — 0.0%(10)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		25	$25,180

			$25,180

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		575	$434,125

			$434,125

Health Care — 1.0%
Avantor, Inc.
6.00%, 10/1/24(8)		675	$702,000
Centene Corp.
4.75%, 5/15/22		10	10,200
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		725	683,312
HCA Healthcare, Inc.
6.25%, 2/15/21		40	42,134
HCA, Inc.
6.50%, 2/15/20		10	10,294
5.875%, 2/15/26		10	10,825
Hologic, Inc.
4.375%, 10/15/25(8)		10	9,998
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		850	904,719

Security	Principal Amount* (000’s omitted)	Value
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)	9	$9,518
Teleflex, Inc.
5.25%, 6/15/24	10	10,281
Tenet Healthcare Corp.
6.00%, 10/1/20	20	20,775
4.375%, 10/1/21	300	306,720
8.125%, 4/1/22	20	21,592
6.75%, 6/15/23	5	5,169

		$2,747,537

Insurance — 0.0%(10)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)	20	$20,600

		$20,600

Internet Software & Services — 0.0%(10)
Netflix, Inc.
5.50%, 2/15/22	20	$21,050
5.875%, 2/15/25	20	21,663
Riverbed Technology, Inc.
8.875%, 3/1/23(8)	15	11,475

		$54,188

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	350	$355,250
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	10	10,272
5.25%, 11/15/23(8)	20	20,500
Viking Cruises, Ltd.
6.25%, 5/15/25(8)	20	20,400

		$406,422

Lodging and Casinos — 0.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	15	$14,944
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	35,752
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	5	5,244
MGM Resorts International
6.625%, 12/15/21	40	42,850
7.75%, 3/15/22	15	16,612
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,150

		$130,552

Nonferrous Metals/Minerals — 0.0%(10)
Eldorado Gold Corp.
6.125%, 12/15/20(8)	55	$53,966
New Gold, Inc.
6.25%, 11/15/22(8)	5	4,425

		$58,391

Security	Principal Amount* (000’s omitted)	Value
Oil and Gas — 0.2%
Antero Resources Corp.
5.375%, 11/1/21	40	$40,300
5.625%, 6/1/23	5	5,087
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	10	8,150
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	325	324,187
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	60	60,900
Energy Transfer Operating, L.P.
5.875%, 1/15/24	15	16,432
Gulfport Energy Corp.
6.625%, 5/1/23	15	14,625
Newfield Exploration Co.
5.625%, 7/1/24	65	71,097
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(8)	5	4,959
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	20,450
Seven Generations Energy, Ltd.
6.75%, 5/1/23(8)	25	25,844
6.875%, 6/30/23(8)	15	15,525
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,284

		$612,840

Publishing — 0.0%(10)
Tribune Media Co.
5.875%, 7/15/22	20	$20,513

		$20,513

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$25,719
Series B, 6.50%, 11/15/22	50	51,312
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	451	322,465
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	15	15,075
Sirius XM Radio, Inc.
6.00%, 7/15/24(8)	40	41,600
Univision Communications, Inc.
6.75%, 9/15/22(8)	124	126,480

		$582,651

Retailers (Except Food and Drug) — 0.1%
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	$61,725
Party City Holdings, Inc.
6.125%, 8/15/23(8)	25	25,375

		$87,100

Security	Principal Amount* (000’s omitted)		Value
Road & Rail — 0.0%(10)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)		20	$20,200

			$20,200

Software and Services — 0.0%(10)
IHS Markit, Ltd.
5.00%, 11/1/22(8)		25	$26,208
Infor Software Parent, LLC/Infor Software Parent, Inc.,
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(8)(14)		25	25,159

			$51,367

Surface Transport — 0.0%(10)
XPO Logistics, Inc.
6.50%, 6/15/22(8)		22	$22,567

			$22,567

Telecommunications — 0.6%
CenturyLink, Inc.
6.75%, 12/1/23		15	$15,694
CommScope, Inc.
6.00%, 3/1/26(8)		450	466,591
CommScope Technologies, LLC
6.00%, 6/15/25(8)		20	19,519
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(8)		275	272,250
Frontier Communications Corp.
7.625%, 4/15/24		10	5,525
6.875%, 1/15/25		20	10,875
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23		10	8,925
Level 3 Financing, Inc.
5.375%, 1/15/24		10	10,211
Sprint Communications, Inc.
7.00%, 8/15/20		76	78,660
6.00%, 11/15/22		5	5,052
Sprint Corp.
7.25%, 9/15/21		110	115,775
7.875%, 9/15/23		274	288,385
7.625%, 2/15/25		15	15,337
T-Mobile USA, Inc.
6.375%, 3/1/25		15	15,657
6.50%, 1/15/26		45	48,150
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(11)	EUR	275	293,852

			$1,670,458

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(8)		500	$499,375

Security	Principal Amount* (000’s omitted)	Value
Vistra Energy Corp.
7.625%, 11/1/24	20	$21,200
8.125%, 1/30/26(8)	10	10,938

		$531,513

Total Corporate Bonds & Notes (identified cost $15,329,137)		$15,083,285

Asset-Backed Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 8.534%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(11)	$1,000	$940,751
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class E2, 7.952%, (3 mo. USD LIBOR + 5.20%), 7/29/26(8)(11)	500	488,625
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(11)	600	586,136
Series 2015-5A, Class DR, 9.256%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(11)	500	495,671
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.434%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(11)	500	477,133
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 8.011%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(11)	500	458,778
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 8.511%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(11)	600	553,103
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 9.276%, (3 mo. USD LIBOR + 6.50%), 7/20/30(8)(11)	600	591,511
Recette CLO, Ltd.
Series 2015-1A, Class E, 8.461%, (3 mo. USD LIBOR + 5.70%), 10/20/27(8)(11)	500	492,279
Voya CLO, Ltd.
Series 2013-1A, Class DR, 9.267%, (3 mo. USD LIBOR + 6.48%), 10/15/30(8)(11)	1,000	975,819
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 9.961%, (3 mo. USD LIBOR + 7.20%), 7/20/28(8)(11)	800	800,100

Total Asset-Backed Securities (identified cost $6,968,287)		$6,859,906

Common Stocks — 1.8%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(4)(15)(16)	29	$363,391

		$363,391

Automotive — 0.2%
Dayco Products, LLC(15)(16)	10,159	$374,613

		$374,613

Electronics/Electrical — 0.0%(10)
Answers Corp.(4)(15)(16)	46,839	$92,273

		$92,273

Security	Shares	Value
Health Care — 0.0%(10)
New Millennium Holdco, Inc.(15)(16)	35,156	$3,252

		$3,252

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(4)(15)(16)	38,082	$0

		$0

Oil and Gas — 0.7%
AFG Holdings, Inc.(4)(15)(16)	13,348	$1,042,879
Fieldwood Energy, Inc.(15)(16)	9,594	278,226
Nine Point Energy Holdings, Inc.(4)(16)(17)	325	361
Samson Resources II, LLC, Class A(15)(16)	22,051	518,198
Southcross Holdings Group, LLC(4)(15)(16)	30	0
Southcross Holdings L.P., Class A(15)(16)	30	16,875

		$1,856,539

Publishing — 0.7%
ION Media Networks, Inc.(4)(15)	2,155	$1,676,978
Tweddle Group, Inc.(4)(15)(16)	889	35,720

		$1,712,698

Radio and Television — 0.1%
Cumulus Media, Inc.(15)(16)	18,865	$339,759

		$339,759

Retailers (Except Food and Drug) — 0.0%(10)
David’s Bridal, Inc.(15)(16)	9,424	$70,681

		$70,681

Total Common Stocks (identified cost $2,242,653)		$4,813,206

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Oil and Gas — 0.0%(10)
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(16)(17)	5	$7,340

Total Convertible Preferred Stocks (identified cost $5,000)		$7,340

Closed-End Funds — 1.9%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$617,500
Invesco Senior Income Trust	238,872	1,003,262
Nuveen Credit Strategies Income Fund	180,539	1,395,566
Nuveen Floating Rate Income Fund	73,198	704,897
Nuveen Floating Rate Income Opportunity Fund	51,054	489,608
Voya Prime Rate Trust	196,084	937,282

Total Closed-End Funds (identified cost $6,015,229)		$5,148,115

Miscellaneous — 0.0%(10)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(4)(16)	200,340	$0

		$0

Oil and Gas — 0.0%(10)
Paragon Offshore Finance Company, Class A(15)(16)	764	$716
Paragon Offshore Finance Company, Class B(15)(16)	382	14,086

		$14,802

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(4)(16)	$10,000	$0

		$0

Total Miscellaneous (identified cost $8,309)		$14,802

Short-Term Investments — 3.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(18)	9,641,444	$9,641,444

Total Short-Term Investments (identified cost $9,641,582)		$9,641,444

Total Investments — 156.1% (identified cost $428,378,196)		$416,962,341

Less Unfunded Loan Commitments — (0.1)%		$(245,825)

Net Investments — 156.0% (identified cost $428,132,371)		$416,716,516

Other Assets, Less Liabilities — (41.9)%		$(111,938,671)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.1)%		$(37,609,508)

Net Assets Applicable to Common Shares — 100.0%		$267,168,337

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after March 31, 2019, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $15,899,785 or 6.0% of the Trust’s net assets applicable to common shares.

(9)	When-issued security.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing security.

(17)	Restricted security.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $93,786.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,085,464	EUR	4,415,251	Goldman Sachs International	4/30/19	$120,910	$—
USD	797,560	GBP	607,313	State Street Bank and Trust Company	4/30/19	5,448	—
USD	311,859	CAD	409,211	HSBC Bank USA, N.A.	5/31/19	5,197	—
USD	5,451,560	EUR	4,749,035	State Street Bank and Trust Company	5/31/19	97,885	—
USD	459,994	GBP	345,032	JPMorgan Chase Bank, N.A.	5/31/19	9,293	—
USD	8,891,621	EUR	7,844,740	HSBC Bank USA, N.A.	6/28/19	26,961	—

						$265,694	$—

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

DIP	-	Debtor in Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At March 31, 2019, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $265,694.

Restricted Securities

At March 31, 2019, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$361
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	7,340

Total Restricted Securities			$20,070	$7,701

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$374,040,647	$1,107,771	$375,148,418
Corporate Bonds & Notes	—	15,083,285	—	15,083,285
Asset-Backed Securities	—	6,859,906	—	6,859,906
Common Stocks	339,759	1,261,845	3,211,602	4,813,206
Convertible Preferred Stocks	—	—	7,340	7,340
Closed-End Funds	5,148,115	—	—	5,148,115
Miscellaneous	—	14,802	0	14,802
Short-Term Investments	—	9,641,444	—	9,641,444
Total Investments	$5,487,874	$406,901,929	$4,326,713	$416,716,516
Forward Foreign Currency Exchange Contracts	$—	$265,694	$—	$265,694
Total	$5,487,874	$407,167,623	$4,326,713	$416,982,210

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2019 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.